Total
Westwood Quality SmallCap Fund
WESTWOOD QUALITY SMALLCAP FUND
Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - Westwood Quality SmallCap Fund	Label	1 Year	Since Inception	Inception Date
Westwood Quality SmallCap Fund Ultra Shares	Returns Before Taxes	17.24%	20.28%	Mar. 31, 2020
Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions		16.06%	19.17%
Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions and Sales		10.97%	16.11%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		14.65%	21.00%

March 14, 2024

WESTWOOD QUALITY SMALLCAP FUND

TICKER SYMBOL: WWSYX

ULTRA SHARES

A Series of Ultimus Managers Trust

Supplement to the Prospectus

dated February 28, 2024

This supplement updates certain information in the Prospectus for the Ultra Shares of the Westwood Quality SmallCap Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Fund’s website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus for the Fund.

The following replaces, in its entirety, the table entitled “Average Annual Total Returns for Periods Ended December 31, 2023” beginning on page 33 of the Prospectus:

WESTWOOD QUALITY SMALLCAP FUND – ULTRA	1 Year	Since Inception (March 31, 2020)
Fund Returns Before Taxes	17.24%	20.28%
Fund Returns After Taxes on Distributions	16.06%	19.17%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	10.97%	16.11%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	14.65%	21.00%

Under the Section entitled “Investment Adviser”, the following replaces, in its entirety, the table on page 58 of the Prospectus:

Westwood Quality Value Fund	0.55%[1]
Westwood Quality SMidCap Fund	0.68%
Westwood Quality SmallCap Fund	0.79%
Westwood Quality AllCap Fund	0.45%
Westwood Income Opportunity Fund	0.74%[2]
[1]	Prior to November 30, 2022, the Expense Cap for the Value Fund was 0.65%.
[2]	Prior to November 2, 2020, the Expense Cap for Income Opportunity Fund was 0.84%.

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.